Exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unconsolidated structured entities
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 30,257,127	₩ 22,889,646
Unconsolidated structured entities | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	25,342,850	19,568,463
Unconsolidated structured entities | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,000,311	1,900,646
Unconsolidated structured entities | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,633,660	1,281,203
Unconsolidated structured entities | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	230,842	89,500
Unconsolidated structured entities | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	49,464	49,834
Assets-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	14,562,866	11,005,649
Assets-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	11,286,989	9,006,548
Assets-backed securitization | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,395,417	1,391,035
Assets-backed securitization | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,791,650	529,566
Assets-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	88,810	74,300
Assets-backed securitization | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	4,200
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	8,868,823	7,430,643
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	7,859,117	6,592,859
Structured financing | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,300	57,300
Structured financing | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	815,910	719,650
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	142,032	15,200
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	49,464	45,634
Investment funds
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	6,825,438	4,453,354
Investment funds | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	6,196,744	3,969,056
Investment funds | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	602,594	452,311
Investment funds | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	26,100	31,987
Investment funds | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Investment funds | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 0	₩ 0